Net (Loss) Income Per Share Attributable to Shareholders - Schedule of Net (Loss) Income Per Share Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net income (loss) attributable to shareholders	$ (13,211)	$ 898	$ 1,769
Denominator:
Weighted average number of ordinary shares used in computing net (loss) income per share	15,720,548	11,686,301	11,250,000
Net (loss) income per share attributable to shareholders	$ (84)	$ 8	$ 16